Earnings Per Share	3 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Earnings Per Share
13.          Earnings Per Share

	Three months ended
	March 31, 2026	March 31, 2025
Earnings/(loss) per common share
Net income/(loss)	$108.0	$(42.5)
Weighted average common shares outstanding	92,961,003	111,543,154
Earnings/(loss) per common share	$1.16	$(0.38)

Earnings/(loss) per diluted common share
Net income/(loss)	$108.0	$(42.5)
Weighted average common shares outstanding	92,961,003	111,543,154
Share-based compensation plans	686,441	—
Weighted average diluted common shares outstanding	93,647,444	111,543,154
Earnings/(loss) per diluted common share	$1.15	$(0.38)